Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Going Concern [Abstract]
Net income	$ 3,551,695	$ (1,071,648)	$ (1,562,855)
Net cash used in operating activities	1,854,458
Working capital	$ 24,499,970